Note 10 - Commitments and Contingencies (Details Textual) $ in Millions	6 Months Ended
Jun. 30, 2026 USD ($)
Future Minimum Contractual Charter Revenues Assumptions [Member]
Revenue Days Per Annum (Day)	365 days
Vessels for Which Time Charter Rate is Index Linked	14
Time Charter Arrangements Remaining Terms Period (Month)	12 months
Vessels Under Construction In Charter Arrangement	1
Capital Addition Purchase Commitments [Member]
Long-Term Purchase Commitment, Amount	$ 34